DISAGGREGATION OF REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DISAGGREGATION OF REVENUE
Schedule of Revenue Disaggregation
	March 31,	March 31,
Country	2022	2021
Germany	-	13,613
Greece	13,009,038	11,453,496
Italy	-	15,727
Denmark	-	54,686
Cyprus	-	14,723
UK	51,426	66,831
Croatia	11,336	-
Total	$13,071,800	$11,619,076

Country	2021	2020
Croatia	$18,441	$24,840
Cyprus	112,640	36,987
Denmark	53,710	537,098
France	-	18,988
Germany	13,370	1,314,381
Greece	55,564,240	51,259,784
Ireland	-	36,349
Italy	15,446	75,183
Jordan	-	29,635
Libya	-	1,028
Netherlands	-	188,890
Poland	-	29,358
UK	461,820	1,853,816
Total	$56,239,667	$55,406,337